Investment Portfolio	as of March 31, 2019 (Unaudited)

DWS Global Income Builder VIP

		Shares	Value ($)
Common Stocks 54.7%
Communication Services 5.8%
Diversified Telecommunication Services 2.6%
AT&T, Inc.		18,709	586,714
BCE, Inc.		3,873	171,979
BT Group PLC		59,056	171,758
Deutsche Telekom AG (Registered)		8,849	147,110
Nippon Telegraph & Telephone Corp.		3,700	157,144
Orange SA		11,205	182,599
Proximus SA		5,363	154,987
Singapore Telecommunications Ltd.		63,645	141,947
Spark New Zealand Ltd.		54,887	142,080
Swisscom AG (Registered)		421	206,292
Telefonica SA		16,343	137,123
Telenor ASA		7,179	143,888
Telia Co. AB		39,158	176,810
TELUS Corp.		6,029	223,141
Verizon Communications, Inc.		9,366	553,812
			3,297,384
Entertainment 0.5%
NetEase, Inc. (ADR)		1,166	281,531
Netflix, Inc.*		400	142,624
Walt Disney Co.		2,015	223,725
			647,880
Interactive Media & Services 1.7%
Alphabet, Inc. "A"*		473	556,669
Alphabet, Inc. "C"*		405	475,191
Baidu, Inc. (ADR)*		1,485	244,802
Facebook, Inc. "A"*		3,444	574,080
Tencent Holdings Ltd. (ADR)		5,768	265,213
			2,115,955
Media 0.8%
Comcast Corp. "A"		6,766	270,505
Interpublic Group of Companies, Inc.		6,105	128,266
ITV PLC		82,296	136,432
Omnicom Group, Inc.		2,230	162,768
Shaw Communications, Inc. "B"		8,223	171,124
WPP PLC		12,772	135,085
			1,004,180
Wireless Telecommunication Services 0.2%
KDDI Corp.		6,400	137,747
NTT DoCoMo, Inc.		7,669	169,951
			307,698
Consumer Discretionary 6.2%
Auto Components 0.2%
Bridgestone Corp.		3,505	135,132
Nokian Renkaat Oyj		4,006	134,246
			269,378
Automobiles 1.1%
Bayerische Motoren Werke AG		1,687	130,274
Daimler AG (Registered)		3,263	191,649
General Motors Co.		3,573	132,558
Honda Motor Co., Ltd.		5,550	150,163
Nissan Motor Co., Ltd.		24,585	201,610
Renault SA		2,052	136,036
Subaru Corp.		5,900	134,445
Toyota Motor Corp.		5,400	316,567
			1,393,302
Diversified Consumer Services 0.3%
H&R Block, Inc.		5,900	141,246
Tal Education Group (ADR)*		6,200	223,696
			364,942
Hotels, Restaurants & Leisure 1.0%
Carnival Corp.		2,499	126,749
Crown Resorts Ltd.		16,866	137,902
Darden Restaurants, Inc.		1,243	150,987
Las Vegas Sands Corp.		2,309	140,757
McDonald's Corp.		1,700	322,830
Starbucks Corp.		2,897	215,363
Yum! Brands, Inc.		1,400	139,734
			1,234,322
Household Durables 0.7%
Barratt Developments PLC		28,317	221,329
Garmin Ltd.		2,010	173,564
Leggett & Platt, Inc.		3,418	144,308
Newell Brands, Inc.		8,800	134,992
Sekisui House Ltd.		10,754	177,931
			852,124
Internet & Direct Marketing Retail 1.4%
Alibaba Group Holding Ltd. (ADR)*		1,154	210,548
Amazon.com, Inc.*		652	1,161,049
Ctrip.com International Ltd. (ADR)*		4,767	208,270
JD.com, Inc. (ADR)*		6,000	180,900
			1,760,767
Leisure Products 0.1%
Hasbro, Inc.		1,576	133,992
Multiline Retail 0.5%
Macy's, Inc.		5,700	136,971
Marks & Spencer Group PLC		44,909	162,962
Target Corp.		1,885	151,290
Wesfarmers Ltd.		5,977	147,123
			598,346
Specialty Retail 0.3%
Home Depot, Inc.		1,534	294,359
TJX Companies, Inc.		2,900	154,309
			448,668
Textiles, Apparel & Luxury Goods 0.6%
Cie Financiere Richemont SA (Registered)		2,033	148,184
LVMH Moet Hennessy Louis Vuitton SE		541	199,163
NIKE, Inc. "B"		2,042	171,957
Tapestry, Inc.		4,743	154,100
VF Corp.		1,751	152,180
			825,584
Consumer Staples 4.2%
Beverages 0.9%
Ambev SA (ADR)		39,131	168,263
Anheuser-Busch InBev SA		1,724	145,023
Coca-Cola Co.		6,925	324,506
Diageo PLC		4,131	168,929
PepsiCo, Inc.		2,921	357,969
			1,164,690
Food & Staples Retailing 0.5%
Costco Wholesale Corp.		700	169,498
Sysco Corp.		2,139	142,800
Walgreens Boots Alliance, Inc.		2,500	158,175
Walmart, Inc.		2,016	196,620
			667,093
Food Products 1.4%
Archer-Daniels-Midland Co.		4,046	174,504
Bunge Ltd.		3,200	169,824
General Mills, Inc.		3,043	157,475
Kellogg Co.		2,886	165,599
Mowi ASA		6,214	139,028
Mondelez International, Inc. "A"		3,000	149,760
Nestle SA (Registered)		5,229	498,619
The Hershey Co.		1,329	152,609
The JM Smucker Co.		1,300	151,450
			1,758,868
Household Products 0.5%
Colgate-Palmolive Co.		2,170	148,732
Kimberly-Clark Corp.		1,177	145,830
Procter & Gamble Co.		3,759	391,124
			685,686
Tobacco 0.9%
Altria Group, Inc.		4,992	286,691
British American Tobacco PLC		5,116	213,206
Imperial Brands PLC		4,092	139,980
Japan Tobacco, Inc.		5,877	145,668
Philip Morris International, Inc.		3,836	339,064
			1,124,609
Energy 4.4%
Oil, Gas & Consumable Fuels
BP PLC		40,406	294,212
Chevron Corp.		3,369	414,993
Enagas SA		6,087	177,214
Enbridge, Inc.		4,159	150,648
Eni SpA		8,333	147,504
Exxon Mobil Corp.		7,499	605,919
Gazprom PJSC (ADR)		45,180	204,214
JXTG Holdings, Inc.		30,800	140,464
Kinder Morgan, Inc.		8,858	177,249
LUKOIL PJSC (ADR)		4,999	446,961
Occidental Petroleum Corp.		2,569	170,068
ONEOK, Inc.		2,336	163,146
Pembina Pipeline Corp.		3,735	137,203
Petroleo Brasileiro SA (ADR)		18,000	286,560
Phillips 66		1,460	138,948
Plains GP Holdings LP "A"*		7,312	182,215
Repsol SA		9,756	167,186
Royal Dutch Shell PLC "A"		12,102	380,514
Royal Dutch Shell PLC "B"		10,213	323,116
Snam SpA		29,444	151,421
TOTAL SA		4,987	277,331
TransCanada Corp.		3,148	141,387
Valero Energy Corp.		2,071	175,683
Williams Companies, Inc.		5,892	169,218
			5,623,374
Financials 7.2%
Banks 4.5%
Australia & New Zealand Banking Group Ltd.		8,312	153,675
Banco Bradesco SA (ADR) (Preferred)		15,588	170,065
Banco Santander SA		35,162	164,110
Bank of America Corp.		14,325	395,227
Bank of Montreal		1,811	135,505
Bank of Nova Scotia		3,193	169,978
BB&T Corp.		2,810	130,749
Bendigo & Adelaide Bank Ltd.		19,947	137,037
BNP Paribas SA		4,281	205,130
Canadian Imperial Bank of Commerce		1,726	136,391
Citigroup, Inc.		3,087	192,073
Commonwealth Bank of Australia		4,001	200,707
HSBC Holdings PLC		44,660	362,510
Itau Unibanco Holding SA (ADR)		15,500	136,555
Japan Post Bank Co., Ltd. (a)		15,100	164,781
JPMorgan Chase & Co.		5,729	579,947
Lloyds Banking Group PLC		209,610	169,990
Mitsubishi UFJ Financial Group, Inc.		30,200	149,600
Mizuho Financial Group, Inc.		89,973	139,194
People's United Financial, Inc.		9,092	149,472
Royal Bank of Canada		2,105	158,810
Sberbank of Russia PJSC (ADR)		33,134	436,706
Skandinaviska Enskilda Banken AB "A"		16,103	139,557
Sumitomo Mitsui Financial Group, Inc.		4,800	167,822
Toronto-Dominion Bank		3,005	163,073
U.S. Bancorp.		2,662	128,282
Wells Fargo & Co.		7,069	341,574
Westpac Banking Corp.		7,210	132,588
			5,711,108
Capital Markets 0.2%
CME Group, Inc.		920	151,414
UBS Group AG (Registered)*		11,063	134,351
			285,765
Diversified Financial Services 0.2%
Berkshire Hathaway, Inc. "B"*		1,418	284,862
Insurance 2.3%
Ageas		2,987	144,097
Allianz SE (Registered)		701	156,346
American Financial Group, Inc.		1,397	134,405
Assicurazioni Generali SpA		8,073	149,635
Aviva PLC		24,888	133,856
AXA SA		6,640	167,369
Baloise Holding AG (Registered)		873	144,494
Chubb Ltd.		1,118	156,609
Japan Post Holdings Co., Ltd.		14,000	163,834
Legal & General Group PLC		39,698	142,604
MetLife, Inc.		3,123	132,946
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)		630	149,260
Poste Italiane SpA 144A		15,941	155,244
Power Corp. of Canada		6,900	160,889
Power Financial Corp.		6,500	151,854
Sampo Oyj "A"		4,772	216,645
Swiss Life Holding AG (Registered)*		340	150,156
Swiss Re AG		1,759	172,055
Zurich Insurance Group AG		431	142,924
			2,925,222
Health Care 5.1%
Biotechnology 0.8%
AbbVie, Inc.		4,777	384,979
Amgen, Inc.		1,597	303,398
Biogen., Inc.*		500	118,190
Gilead Sciences, Inc.		3,542	230,265
			1,036,832
Health Care Equipment & Supplies 0.3%
Abbott Laboratories		2,321	185,541
Medtronic PLC		2,139	194,820
			380,361
Health Care Providers & Services 0.5%
Anthem, Inc.		500	143,490
CVS Health Corp.		2,682	144,640
UnitedHealth Group, Inc.		1,383	341,961
			630,091
Life Sciences Tools & Services 0.1%
Thermo Fisher Scientific, Inc.		500	136,860
Pharmaceuticals 3.4%
Allergan PLC		1,300	190,333
Astellas Pharma, Inc.		9,000	135,133
AstraZeneca PLC		2,536	202,046
Bayer AG (Registered)		1,869	120,935
Bristol-Myers Squibb Co.		3,641	173,712
Eli Lilly & Co.		2,065	267,954
GlaxoSmithKline PLC		11,255	233,918
Johnson & Johnson		4,792	669,874
Merck & Co., Inc.		4,736	393,893
Novartis AG (Registered)		4,573	440,583
Novo Nordisk AS ''B"		2,802	147,087
Orion Oyj "B"		3,695	138,598
Pfizer, Inc.		12,862	546,249
Roche Holding AG (Genusschein)		1,283	354,462
Sanofi		2,677	236,821
Takeda Pharmaceutical Co., Ltd.		3,900	158,567
			4,410,165
Industrials 5.8%
Aerospace & Defense 1.1%
BAE Systems PLC		28,546	179,637
Boeing Co.		939	358,153
General Dynamics Corp.		1,000	169,280
Lockheed Martin Corp.		597	179,196
Northrop Grumman Corp.		566	152,594
Raytheon Co.		881	160,413
United Technologies Corp.		1,617	208,415
			1,407,688
Air Freight & Logistics 0.1%
United Parcel Service, Inc. "B"		1,380	154,201
Building Products 0.1%
Johnson Controls International PLC		4,315	159,396
Commercial Services & Supplies 0.4%
Quad Graphics, Inc.		2	24
Republic Services, Inc.		1,823	146,533
Secom Co., Ltd.		2,000	171,308
Waste Management, Inc.		2,424	251,878
			569,743
Construction & Engineering 0.4%
Kajima Corp.		9,500	140,354
Obayashi Corp.		16,600	167,178
Skanska AB "B"		7,873	142,918
			450,450
Electrical Equipment 0.4%
ABB Ltd. (Registered)		10,982	206,870
Eaton Corp. PLC		2,459	198,097
Emerson Electric Co.		2,185	149,607
			554,574
Industrial Conglomerates 0.7%
3M Co.		1,517	315,202
Honeywell International, Inc.		1,974	313,708
Siemens AG (Registered)		2,175	234,365
			863,275
Machinery 0.9%
Caterpillar, Inc.		1,458	197,544
Cummins, Inc.		1,015	160,238
Illinois Tool Works, Inc.		1,078	154,725
Ingersoll-Rand PLC		1,348	145,517
Kone Oyj "B"		4,595	231,896
Mitsubishi Heavy Industries Ltd.		3,800	157,809
Wartsila Oyj		9,603	155,028
			1,202,757
Marine 0.1%
Kuehne + Nagel International AG (Registered)		1,034	141,840
Professional Services 0.5%
Adecco Group AG (Registered)		2,939	156,861
Nielsen Holdings PLC		8,139	192,650
RELX PLC		6,389	136,693
SGS SA (Registered)		56	139,423
			625,627
Road & Rail 0.3%
Aurizon Holdings Ltd.		43,896	141,831
Union Pacific Corp.		1,051	175,727
			317,558
Trading Companies & Distributors 0.8%
ITOCHU Corp.		12,139	219,740
Marubeni Corp.		25,849	178,795
Mitsubishi Corp.		6,500	180,613
Mitsui & Co., Ltd.		14,151	219,893
Sumitomo Corp.		14,566	201,552
			1,000,593
Information Technology 9.5%
Communications Equipment 0.8%
Cisco Systems, Inc.		10,199	550,644
Juniper Networks, Inc.		6,500	172,055
Motorola Solutions, Inc.		928	130,310
Nokia Oyj		28,680	163,284
			1,016,293
Electronic Equipment, Instruments & Components 0.3%
Corning, Inc.		4,293	142,098
Flex Ltd.*		13,400	134,000
TE Connectivity Ltd.		1,667	134,610
			410,708
IT Services 2.7%
Accenture PLC "A"		1,502	264,382
Automatic Data Processing, Inc.		1,281	204,627
Broadridge Financial Solutions, Inc.		1,651	171,192
Cognizant Technology Solutions Corp. "A"		2,142	155,188
DXC Technology Co.		2,200	141,482
Fidelity National Information Services, Inc.		1,921	217,265
Fujitsu Ltd.		2,500	180,344
Infosys Ltd. (ADR)		13,862	151,512
International Business Machines Corp.		2,797	394,657
Leidos Holdings, Inc.		2,715	174,004
MasterCard, Inc. "A"		1,697	399,559
Paychex, Inc.		2,647	212,289
PayPal Holdings, Inc.*		1,600	166,144
Visa, Inc. "A"		3,064	478,566
Western Union Co.		10,570	195,228
			3,506,439
Semiconductors & Semiconductor Equipment 1.8%
Analog Devices, Inc.		1,499	157,800
Broadcom, Inc.		931	279,961
Intel Corp.		7,786	418,108
KLA-Tencor Corp.		1,390	165,980
Maxim Integrated Products, Inc.		2,634	140,050
QUALCOMM., Inc.		3,805	216,999
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)		14,642	599,736
Texas Instruments, Inc.		1,738	184,350
Tokyo Electron Ltd.		1,300	188,017
			2,351,001
Software 2.2%
Adobe, Inc.*		652	173,751
Intuit, Inc.		623	162,858
Micro Focus International PLC		6,846	178,398
Microsoft Corp.		12,738	1,502,320
Oracle Corp.		5,508	295,835
salesforce.com, Inc.*		1,000	158,370
SAP SE		2,483	287,454
			2,758,986
Technology Hardware, Storage & Peripherals 1.7%
Apple, Inc.		8,231	1,563,478
Canon, Inc.		5,174	150,022
HP, Inc.		7,890	153,303
Seagate Technology PLC		3,408	163,209
Xerox Corp.		4,444	142,119
			2,172,131
Materials 0.9%
Chemicals 0.5%
Air Products & Chemicals, Inc.		879	167,854
DowDuPont, Inc.		3,332	177,629
GEO Specialty Chemicals, Inc.* (b)		145,628	40,048
Linde PLC		800	140,744
LyondellBasell Industries NV "A"		1,652	138,900
			665,175
Construction Materials 0.1%
LafargeHolcim Ltd. (Registered)*		2,895	143,375
Metals & Mining 0.2%
JFE Holdings, Inc.		9,800	166,347
Paper & Forest Products 0.1%
UPM-Kymmene Oyj		4,675	136,666
Real Estate 2.7%
Equity Real Estate Investment Trusts (REITs)
AvalonBay Communities, Inc.		848	170,219
Brookfield Property REIT, Inc. "A"		7,300	149,577
Crown Castle International Corp.		1,196	153,088
H&R Real Estate Investment Trust		9,900	173,427
HCP, Inc.		5,470	171,211
Iron Mountain, Inc.		3,900	138,294
Kimco Realty Corp.		8,000	148,000
Land Securities Group PLC		12,503	148,823
Liberty Property Trust		2,867	138,820
Mid-America Apartment Communities, Inc.		1,390	151,969
National Retail Properties, Inc.		3,172	175,697
Prologis, Inc.		2,449	176,205
Public Storage		627	136,548
Realty Income Corp.		2,020	148,591
RioCan Real Estate Investment Trust		9,142	181,082
Simon Property Group, Inc.		811	147,772
The Macerich Co.		3,853	167,028
Ventas, Inc.		2,702	172,415
VEREIT, Inc.		21,100	176,607
Vicinity Centres		93,093	171,931
Welltower, Inc.		1,841	142,862
WP Carey, Inc.		2,000	156,660
			3,496,826
Utilities 2.9%
Electric Utilities 1.7%
American Electric Power Co., Inc.		2,027	169,761
Duke Energy Corp.		1,541	138,690
Entergy Corp.		1,702	162,762
Evergy, Inc.		3,000	174,150
Exelon Corp.		2,859	143,322
FirstEnergy Corp.		3,600	149,796
Fortum Oyj (a)		6,476	132,566
NextEra Energy, Inc.		918	177,468
OGE Energy Corp.		3,300	142,296
Pinnacle West Capital Corp.		1,500	143,370
Power Assets Holdings Ltd.		20,500	142,321
PPL Corp.		5,377	170,666
Southern Co.		2,784	143,877
Xcel Energy, Inc.		2,600	146,146
			2,137,191
Multi-Utilities 1.2%
Ameren Corp.		2,000	147,100
CenterPoint Energy, Inc.		5,572	171,060
Consolidated Edison, Inc.		1,823	154,609
Dominion Energy, Inc		2,327	178,388
DTE Energy Co.		1,200	149,688
Engie SA		10,996	163,944
National Grid PLC		13,157	145,857
Public Service Enterprise Group, Inc.		2,500	148,525
Sempra Energy		1,200	151,032
WEC Energy Group, Inc.		1,834	145,033
			1,555,236
Total Common Stocks (Cost $58,880,848)			70,044,184
Preferred Stocks 5.1%
Financials 3.2%
AGNC Investment Corp. Series C, 7.0%		14,427	369,475
AGNC Investment Corp. Series B, 7.75%		18,000	454,500
Bank of America Corp. Series Y, 6.5%		15,000	384,900
BB&T Corp. 5.625%		10,000	255,700
Capital One Financial Corp. Series G, 5.2%		10,000	245,200
Citigroup, Inc. Series S, 6.3%		15,000	391,650
Fifth Third Bancorp. Series I, 6.625%		10,000	269,500
JPMorgan Chase & Co. Series AA, 6.1%		15,000	393,000
KeyCorp Series E, 6.125%		10,000	266,600
Morgan Stanley Series K, 5.85%		10,000	255,700
The Goldman Sachs Group, Inc. Series J, 5.5%		17,000	435,710
Wells Fargo & Co. Series Y, 5.625%		15,000	379,500
			4,101,435
Real Estate 1.0%
Kimco Realty Corp. Series L, 5.125% (REIT)		15,000	353,550
Prologis, Inc. Series Q, 8.54% (REIT)		164	11,089
Simon Property Group, Inc. Series J, 8.375% (REIT)		8,000	562,800
VEREIT, Inc. Series F, 6.7% (REIT)		15,000	377,550
			1,304,989
Utilities 0.9%
Dominion Energy, Inc. Series A, 5.25%		30,000	757,500
Southern Co. 5.25%		15,000	373,800
			1,131,300
Total Preferred Stocks (Cost $6,801,263)			6,537,724
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (b) (Cost $30,284)		170	7,149
		Principal Amount ($) (c)	Value ($)
Corporate Bonds 9.9%
Communication Services 1.4%
Altice Financing SA, 144A, 7.5%, 5/15/2026		200,000	197,400
Cablevision Systems Corp., 5.875%, 9/15/2022		300,000	313,500
CCO Holdings LLC, 144A, 5.875%, 5/1/2027		250,000	259,450
CenturyLink, Inc., Series Y, 7.5%, 4/1/2024 (a)		300,000	317,250
CSC Holdings LLC, 144A, 5.5%, 4/15/2027		200,000	204,230
Expedia Group, Inc., 3.8%, 2/15/2028		180,000	173,693
Netflix, Inc., 4.375%, 11/15/2026		100,000	98,125
Sprint Corp., 7.625%, 2/15/2025		300,000	306,000
			1,869,648
Consumer Discretionary 0.7%
1011778 B.C. Unlimited Liability Co., 144A, 5.0%, 10/15/2025		200,000	197,560
American Axle & Manufacturing, Inc., 6.25%, 4/1/2025 (a)		350,000	340,812
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		300,000	308,535
Panther BF Aggregator 2 LP, 144A, 6.25%, 5/15/2026 (d)		35,000	35,700
			882,607
Consumer Staples 0.1%
B&G Foods, Inc., 5.25%, 4/1/2025 (a)		100,000	95,875
Energy 4.2%
Boardwalk Pipelines LP, 4.95%, 12/15/2024		250,000	258,634
Buckeye Partners LP, 3.95%, 12/1/2026		300,000	285,228
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/2025		200,000	217,500
Chesapeake Energy Corp., 8.0%, 1/15/2025		65,000	66,300
Crestwood Midstream Partners LP, 6.25%, 4/1/2023		700,000	717,500
CrownRock LP, 144A, 5.625%, 10/15/2025		100,000	96,000
Enbridge, Inc., 5.5%, 7/15/2077		200,000	189,000
Energy Transfer Operating LP, 5.5%, 6/1/2027		100,000	108,343
EnLink Midstream Partners LP, 4.85%, 7/15/2026		200,000	198,540
Hilcorp Energy I LP, 144A, 5.75%, 10/1/2025		200,000	196,500
KazMunayGas National Co. JSC, 144A, 4.75%, 4/19/2027		1,000,000	1,025,700
Laredo Petroleum, Inc., 6.25%, 3/15/2023 (a)		200,000	178,500
Marathon Petroleum Corp., 144A, 5.125%, 12/15/2026		250,000	268,511
MEG Energy Corp., 144A, 6.5%, 1/15/2025		200,000	197,036
Oasis Petroleum, Inc., 6.875%, 3/15/2022		96,000	96,960
Petrobras Global Finance BV, 5.299%, 1/27/2025		500,000	507,255
Plains All American Pipeline LP, 2.85%, 1/31/2023		55,000	53,663
Range Resources Corp., 5.0%, 8/15/2022		200,000	198,000
Targa Resources Partners LP, 5.375%, 2/1/2027		200,000	204,500
Weatherford International Ltd., 9.875%, 2/15/2024 (a)		100,000	72,000
WPX Energy, Inc., 5.25%, 9/15/2024		200,000	202,000
			5,337,670
Financials 1.0%
BPCE SA, 144A, 4.875%, 4/1/2026		500,000	514,314
FS KKR Capital Corp., 4.75%, 5/15/2022		70,000	69,778
Royal Bank of Scotland Group PLC, 7.5%, Perpetual (e)		400,000	407,500
Synchrony Financial, 4.375%, 3/19/2024		90,000	91,161
Westpac Banking Corp., 5.0%, Perpetual (e)		200,000	178,487
			1,261,240
Health Care 0.4%
HCA, Inc., 5.25%, 6/15/2026		500,000	535,734
Industrials 0.6%
Bombardier, Inc., 144A, 6.0%, 10/15/2022		300,000	302,625
Park Aerospace Holdings Ltd., 144A, 5.25%, 8/15/2022		175,000	179,358
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024 (d)		255,000	255,000
			736,983
Materials 0.9%
Ardagh Packaging Finance PLC, 144A, 7.25%, 5/15/2024		200,000	210,690
Constellium NV, 144A, 6.625%, 3/1/2025 (a)		250,000	255,000
Metinvest BV, 144A, 7.75%, 4/23/2023		300,000	293,229
United States Steel Corp., 6.875%, 8/15/2025		200,000	194,500
Vedanta Resources PLC, 144A, 7.125%, 5/31/2023		200,000	195,600
			1,149,019
Real Estate 0.2%
Hospitality Properties Trust, (REIT), 3.95%, 1/15/2028		100,000	91,634
Office Properties Income Trust:
(REIT), 4.15%, 2/1/2022		60,000	60,378
(REIT), 4.25%, 5/15/2024		45,000	42,938
Omega Healthcare Investors, Inc.:
(REIT), 4.5%, 4/1/2027		50,000	50,149
(REIT), 4.75%, 1/15/2028		60,000	61,242
			306,341
Utilities 0.4%
AmeriGas Partners LP, 5.75%, 5/20/2027		200,000	197,500
Southern California Edison Co., Series E, 3.7%, 8/1/2025		270,000	268,294
			465,794
Total Corporate Bonds (Cost $12,726,093)			12,640,911
Asset-Backed 8.4%
Automobile Receivables 0.7%
Avis Budget Rental Car Funding AESOP LLC, "C", Series 2019-1A, 144A, 4.53%, 3/20/2023		100,000	101,220
CPS Auto Receivables Trust, "E", Series 2015-C, 144A, 6.54%, 8/16/2021		500,000	515,169
Santander Drive Auto Receivables Trust, "C", Series 2019-1, 3.42%, 4/15/2025		250,000	251,884
			868,273
Credit Card Receivables 2.0%
Chase Issuance Trust, "A1", Series 2018-A1, 1-month USD-LIBOR + 0.200%, 2.684% **, 4/17/2023		1,600,000	1,599,042
Citibank Credit Card Issuance Trust, "A7", Series 2017-A7, 1-month USD-LIBOR + 0.370%, 2.862% **, 8/8/2024		1,000,000	1,000,999
			2,600,041
Miscellaneous 5.7%
Apidos CLO XXIX, "A2", Series 2018-29A, 144A, 3-month USD-LIBOR + 1.550%, 4.321% **, 7/25/2030		1,500,000	1,483,998
DB Master Finance LLC, "A2I", Series 2019-1A, 144A, 3.787%, 5/20/2049 (d)		220,000	220,594
Dell Equipment Finance Trust, "D", Series 2017-1, 144A, 3.44%, 4/24/2023		280,000	279,830
Domino's Pizza Master Issuer LLC, "A23", Series 2017-1A, 144A, 4.118%, 7/25/2047		334,900	339,763
Dryden 55 CLO Ltd., "B", Series 2018-55A, 144A, 3-month USD-LIBOR + 1.550%, 4.337% **, 4/15/2031		1,500,000	1,472,760
GoldenTree Loan Management Eur Clo 2 Dac, "C1A", Series X2, REG S, 3-month EURIBOR + 2.450% floor, 2.45% **, 1/20/2032	EUR	480,000	539,278
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		94,469	93,213
Jubilee CLO BV, "C1", Series 2018-21A, 144A, 3-month EURIBOR + 2.500% floor, 2.5% **, 1/15/2032	EUR	500,000	555,802
Madison Park Funding XIV Ltd., "DRR", Series 2014-14A, 144A, 3-month USD-LIBOR + 2.950%, 5.711% **, 10/22/2030		500,000	485,939
Neuberger Berman Loan Advisers CLO Ltd., "B", Series 2018-28A, 144A, 3-month USD-LIBOR + 1.600%, 4.361% **, 4/20/2030		750,000	739,422
Taco Bell Funding LLC, "A2I", Series 2018-1A, 144A, 4.318%, 11/25/2048		498,750	513,164
Voya CLO Ltd., "CR", Series 2016-3A, 144A, 3-month USD-LIBOR + 3.250%, 6.03% **, 10/18/2031		350,000	340,593
Wendy's Funding LLC, "A2I", Series 2018-1A, 144A, 3.573%, 3/15/2048		158,000	155,766
			7,220,122
Total Asset-Backed (Cost $10,767,572)			10,688,436
Mortgage-Backed Securities Pass-Throughs 2.4%
Federal Home Loan Mortgage Corp., 6.0%, 3/1/2038		3,533	3,887
Federal National Mortgage Association:
3.5%, 4/1/2049 (d)		1,700,000	1,723,042
4.0%, 4/1/2049 (d)		1,300,000	1,337,183
4.5%, 9/1/2035		5,710	5,947
6.0%, 1/1/2024		8,602	9,265
Total Mortgage-Backed Securities Pass-Throughs (Cost $3,060,440)			3,079,324
Commercial Mortgage-Backed Securities 2.7%
BX Commercial Mortgage Trust, "D", Series 2018-IND, 144A, 1-month USD-LIBOR + 1.300%, 3.784% **, 11/15/2035		204,442	204,570
Cloverleaf Cold Storage Trust, "B", Series 2019-CHL2, 144A, 1-month USD-LIBOR + 1.350%, 3.83% **, 3/15/2036		800,000	800,242
CSAIL Commercial Mortgage Trust, "B", Series 2019-C15, 4.476%, 3/15/2052		500,000	525,291
DBWF Mortgage Trust, "C", Series 2018-GLKS, 144A, 1-month USD-LIBOR + 1.750%, 4.232% **, 11/19/2035		250,000	250,475
FHLMC Multifamily Structured Pass-Through Certificates, "X1", Series K043, Interest Only, 0.541% **, 12/25/2024		4,910,419	132,397
GMAC Commercial Mortgage Securities, Inc., "G", Series 2004-C1, 144A, 5.455%, 3/10/2038		406,203	380,917
GS Mortgage Securities Corp., "C", Series 2018-FBLU, 144A, 1-month USD-LIBOR + 1.600%, 4.084% **, 11/15/2035		500,000	498,773
MTRO Commercial Mortgage Trust, "C", Series 2019-TECH, 144A, 1-month USD-LIBOR + 1.300%, 3.784% **, 12/15/2033		250,000	250,313
NYT Mortgage Trust, "B", Series 2019-NYT, 144A, 1-month USD-LIBOR + 1.400%, 3.884% **, 11/15/2035		350,000	350,893
Total Commercial Mortgage-Backed Securities (Cost $3,406,096)			3,393,871
Collateralized Mortgage Obligations 2.8%
Fannie Mae Connecticut Avenue Securities:
"1M2", Series 2018-C06, 1-month USD-LIBOR + 2.000%, 4.486% **, 3/25/2031		187,500	185,920
"1M2", Series 2019-R02, 144A, 1-month USD-LIBOR + 2.300%, 4.786% **, 8/25/2031		256,667	258,345
"1M2", Series 2018-C05, 1-month USD-LIBOR + 2.350%, 4.836% **, 1/25/2031		500,000	502,076
Federal Home Loan Mortgage Corp.:
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		138,418	6,800
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		1,011,362	210,299
"H", Series 2278, 6.5%, 1/15/2031		112	114
Federal National Mortgage Association:
"WO", Series 2013-27, Principal Only, Zero Coupon, 12/25/2042		220,000	147,235
"4", Series 406, Interest Only, 4.0%, 9/25/2040		90,369	17,718
"I", Series 2003-84, Interest Only, 6.0%, 9/25/2033		97,388	14,871
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M2", Series 2019-DNA1, 144A, 1-month USD-LIBOR + 2.650%, 5.136% ** , 1/25/2049		60,000	60,955
"M2", Series 2019-DNA2, 144A, 1-month USD-LIBOR + 2.450%, 4.937% ** , 3/25/2049		660,000	660,218
"M2", Series 2017-DNA2, 1-month USD-LIBOR + 3.450%, 5.936% ** , 10/25/2029		250,000	270,167
Government National Mortgage Association:
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		201,898	21,203
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		54,564	8,569
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043		138,752	16,703
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		165,727	29,987
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		160,699	29,020
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		108,540	18,648
New Residential Mortgage Loan, "A1", Series 2009-NQM2, 144A, 3.6%, 4/25/2049		200,000	200,752
STACR Trust, "M2", Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.100%, 4.586% **, 9/25/2048		324,324	319,958
Verus Securitization Trust, "A1", Series 2019-INV1, 144A, 3.402%, 12/25/2059		565,217	565,033
Total Collateralized Mortgage Obligations (Cost $3,338,654)			3,544,591
Government & Agency Obligations 5.5%
Other Government Related (f) 1.1%
Banque Centrale de Tunisie International Bond, 144A, 5.75%, 1/30/2025		200,000	174,074
Gazprom OAO, 144A, 4.95%, 7/19/2022		400,000	411,125
Sberbank of Russia, 144A, 5.125%, 10/29/2022		200,000	201,000
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026		500,000	560,280
			1,346,479
Sovereign Bonds 3.4%
Export Credit Bank of Turkey, 144A, 5.375%, 10/24/2023		350,000	310,100
Islamic Republic of Pakistan, 144A, 6.875%, 12/5/2027		200,000	197,000
Ivory Coast Government International Bond, 144A, 5.375%, 7/23/2024 (a)		200,000	195,473
Kingdom of Bahrain, 144A, 6.125%, 8/1/2023		200,000	209,000
Oman Government International Bond, 144A, 4.75%, 6/15/2026		400,000	365,374
Republic of Angola, 144A, 9.5%, 11/12/2025		300,000	340,662
Republic of Argentina, Series NY, Step-up Coupon, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		200,000	115,500
Republic of Ecuador, 144A, 8.75%, 6/2/2023		200,000	209,500
Republic of Hungary, Series 19/A, 6.5%, 6/24/2019	HUF	16,900,000	59,881
Republic of Indonesia, 4.45%, 2/11/2024		225,000	234,467
Republic of Kenya, 144A, 6.875%, 6/24/2024		400,000	410,600
Republic of Namibia, 144A, 5.25%, 10/29/2025		350,000	334,985
Republic of Nigeria, 144A, 6.5%, 11/28/2027		200,000	197,607
Republic of Senegal, 144A, 6.25%, 7/30/2024 (a)		400,000	414,560
Republic of Sri Lanka, 144A, 5.75%, 1/18/2022		200,000	199,494
Republic of Zambia, 144A, 5.375%, 9/20/2022		250,000	178,685
State of Qatar, 144A, 3.25%, 6/2/2026		400,000	396,800
			4,369,688
U.S. Treasury Obligations 1.0%
U.S. Treasury Bond, 3.0%, 2/15/2048		20,000	20,693
U.S. Treasury Inflation Indexed Note, 0.625%, 4/15/2023		1,291,971	1,300,905
			1,321,598
Total Government & Agency Obligations (Cost $7,040,240)			7,037,765
Convertible Bonds 0.2%
Materials
GEO Specialty Chemicals, Inc., 3-month USD-LIBOR + 14.0%, 16.615% ** PIK, 10/18/2025 (b) (Cost $265,014)		266,346	286,189
Short-Term U.S. Treasury Obligations 2.6%
U.S. Treasury Bills:
2.362% ***, 8/15/2019 (g)		1,750,000	1,734,249
2.573% ***, 10/10/2019 (h)		1,660,000	1,639,449
Total Short-Term U.S. Treasury Obligations (Cost $3,371,605)			3,373,698
		Shares	Value ($)
Exchange-Traded Funds 3.4%
iShares JP Morgan USD Emerging Markets Bond ETF		8,884	977,773
SPDR Bloomberg Barclays Convertible Securities ETF		64,000	3,344,000
Total Exchange-Traded Funds (Cost $4,337,185)			4,321,773
Securities Lending Collateral 1.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.36% (i) (j) (Cost $2,204,050)		2,204,050	2,204,050
Cash Equivalents 4.3%
DWS Central Cash Management Government Fund, 2.47% (i) (Cost $5,447,500)		5,447,500	5,447,500
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $121,676,844)		103.7	132,607,165
Other Assets and Liabilities, Net		(3.7)	(4,679,653)
Net Assets		100.0	127,927,512

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended March 31, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2019	Value ($) at 3/31/2019
Securities Lending Collateral 1.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.36% (i) (j)
2,070,696	133,354	(k)	—	—	—	5,629	—	2,204,050	2,204,050
Cash Equivalents 4.3%
DWS Central Cash Management Government Fund, 2.47% (i)
2,297,660	20,486,056		17,336,216	—	—	24,938	—	5,447,500	5,447,500
4,368,356	20,619,410		17,336,216	—	—	30,567	—	7,651,550	7,651,550

* Non-income producing security.
** Variable or floating rate security. These securities are shown at their current rate as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
*** Annualized yield at time of purchase; not a coupon rate.
(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2019 amounted to $2,107,898, which is 1.6% of net assets.
(b) Investment was valued using significant unobservable inputs.
(c) Principal amount stated in U.S. dollars unless otherwise noted.
(d) When-issued, delayed delivery or forward commitment securities included.
(e) Perpetual, callable security with no stated maturity date.
(f) Government-backed debt issued by financial companies or government sponsored enterprises.
(g) At March 31, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h) At March 31, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(i) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended March 31, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
ASX: Australian Securities Exchange
CJSC: Closed Joint Stock Company
CLO: Collateralized Loan Obligation
EURIBOR: Euro Interbank Offered Rate
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
JSC: Joint Stock Company
LIBOR: London Interbank Offered Rate
MSCI: Morgan Stanley Capital International
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
PJSC: Public Joint Stock Company
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
At March 31, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
10 Year U.S. Treasury Note	USD	6/19/2019	27	3,302,495	3,353,906	51,411
2 Year U.S. Treasury Note	USD	6/28/2019	34	7,213,911	7,245,188	31,277
3 Month Euro Euribor Interest Rate	EUR	3/16/2020	2	562,085	562,530	445
3 Month Euro Swiss Franc (Euroswiss) Interest Rate	CHF	3/16/2020	2	505,402	505,800	398
3 Month Euroyen Futures	JPY	3/16/2020	2	451,058	451,096	38
3 Month Sterling (Short Sterling) Interest Rate	GBP	3/18/2020	3	483,271	484,389	1,118
90 Day Eurodollar Time Deposit	USD	3/16/2020	2	486,981	488,425	1,444
ASX 90 Day Bank Accepted Bills	AUD	3/12/2020	3	2,121,160	2,122,769	1,609
MSCI Emerging Markets Index	USD	6/21/2019	73	3,818,069	3,859,510	41,441
S&P 500 E-Mini Index	USD	6/21/2019	9	1,238,423	1,277,010	38,587
TOPIX Index	JPY	6/13/2019	1	144,550	143,643	(907)
Ultra 10 Year U.S. Treasury Note	USD	6/19/2019	26	3,366,882	3,452,313	85,431
Total net unrealized appreciation						252,292

At March 31, 2019, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
Euro Stoxx 50 Index	EUR	6/21/2019	27	977,296	990,999	(13,703)
Euro-Schatz	EUR	6/6/2019	71	8,903,318	8,918,167	(14,849)
U.S. Treasury Long Bond	USD	6/19/2019	5	723,924	748,281	(24,357)
Total unrealized depreciation						(52,909)

At March 31, 2019, open credit default swap contracts purchased were as follows:

Centrally Cleared Swaps
Underlying Reference Obligation	Fixed Cash Flows Paid/ Frequency	Expiration Date	Notional Amount	Currency	Value ($)	Upfront Payments (Received) ($)	Unrealized Depreciation ($)
Markit CDX North America Investment Grade Index	1.0%/ Quarterly	6/20/2023	3,000,000	USD	(61,348)	(45,654)	(15,694)

At March 31, 2019, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)
Fixed — 2.729% Semi-Annually	Floating — 3-Month LIBOR Quarterly	3/4/2019 3/5/2029	400,000	USD	(11,316)	—	(11,316)
Fixed — 2.636% Semi-Annually	Floating — 3-Month LIBOR Quarterly	1/21/2020 1/21/2025	1,800,000	USD	(31,631)	—	(31,631)
Total unrealized depreciation							(42,947)

LIBOR: London Interbank Offered Rate; 3-month LIBOR rate as of March 31, 2019 is 2.600%.
As of March 31, 2019, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	1,360,563	CNY	9,151,744	4/10/2019	703	Bank of America
EUR	1,000,000	JPY	124,926,500	5/8/2019	5,520	Credit Agricole
EUR	980,000	USD	1,125,044	5/31/2019	20,272	JPMorgan Chase Securities, Inc.
EUR	4,385,000	USD	4,989,652	6/25/2019	35,816	Bank of America
EUR	1,000,000	USD	1,137,609	6/26/2019	7,789	Credit Agricole
Total unrealized appreciation					70,100

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
CNY	9,152,208	USD	1,344,923	4/10/2019	(16,957)	Credit Agricole

Currency Abbreviations
AUD	Australian Dollar	GBP	British Pound
CHF	Swiss Franc	HUF	Hungarian Forint
CNY	Chinese Yuan	JPY	Japanese Yen
EUR	Euro	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$5,032,144	$2,340,953	$—	$7,373,097
Consumer Discretionary	5,156,709	2,724,716	—	7,881,425
Consumer Staples	3,950,493	1,450,453	—	5,400,946
Energy	3,564,412	2,058,962	—	5,623,374
Financials	4,597,386	4,609,571	—	9,206,957
Health Care	4,426,159	2,168,150	—	6,594,309
Industrials	3,943,098	3,504,604	—	7,447,702
Information Technology	11,068,039	1,147,519	—	12,215,558
Materials	625,127	446,388	40,048	1,111,563
Real Estate	3,176,072	320,754	—	3,496,826
Utilities	3,107,739	584,688	—	3,692,427
Preferred Stocks (l)	6,537,724	—	—	6,537,724
Warrants	—	—	7,149	7,149
Fixed Income Investments (l)
Corporate Bonds	—	12,640,911	—	12,640,911
Asset-Backed	—	10,688,436	—	10,688,436
Mortgage-Backed Securities Pass-Throughs	—	3,079,324	—	3,079,324
Commercial Mortgage-Backed Securities	—	3,393,871	—	3,393,871
Collateralized Mortgage Obligations	—	3,544,591	—	3,544,591
Government & Agency Obligations	—	7,037,765	—	7,037,765
Convertible Bonds	—	—	286,189	286,189
Short-Term U.S. Treasury Obligations	—	3,373,698	—	3,373,698
Exchange-Traded Funds	4,321,773	—	—	4,321,773
Short-Term Investments (l)	7,651,550	—	—	7,651,550
Derivatives (m)
Futures Contracts	253,199	—	—	253,199
Forward Foreign Currency Contracts	—	70,100	—	70,100
Total	$67,411,624	$65,185,454	$333,386	$132,930,464
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (m)
Futures Contracts	$(53,816)	$—	$—	$(53,816)
Credit Default Swap Contracts	—	(15,694)	—	(15,694)
Interest Rate Swap Contracts	—	(42,947)	—	(42,947)
Forward Foreign Currency Contracts	—	(16,957)	—	(16,957)
Total	$(53,816)	$(75,598)	$—	$(129,414)

(l)	See Investment Portfolio for additional detailed categorizations.
(m)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Credit Contracts	$ —	$ (15,694)	$ —
Equity Contracts	$ 65,418	$ —	$ —
Foreign Currency Contracts	$ —	$ —	$ 53,143
Interest Rate Contracts	$ 133,965	$ (42,947)	$ —